Goodwill and intangible assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary Of Amortizing Intangible Assets
Summarized below are the carrying values for the major classes of amortizing intangible assets as of June 30, 2021 and December 31, 2020 (in millions):

	June 30, 2021			December 31, 2020
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Customer relationships	$768.0	$(251.3)	$516.7	$768.0	$(221.1)	$546.9
Favorable leasehold interests	58.9	(23.0)	35.9	59.3	(20.4)	38.9
Developed technology	0.3	(0.3)	—	0.3	(0.3)	—

Total intangibles	$827.2	$(274.6)	$552.6	$827.6	$(241.8)	$585.8

Summarized below are the carrying values for the major classes of amortizing intangible assets as of December 31, 2020 and 2019 (in millions):

	2020			2019
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Customer relationships	$768.0	$(221.1)	$546.9	$768.0	$(160.8)	$607.2
Favorable leasehold interests	59.3	(20.4)	38.9	59.7	(15.8)	43.9
Developed technology	0.3	(0.3)	—	0.3	(0.2)	0.1

Total intangibles	$827.6	$(241.8)	$585.8	$828.0	$(176.8)	$651.2

Summary Of Future Amortization Expense Of The Intangible Assets
The Company estimates annual amortization expense for existing intangible assets subject to amortization is as follows (in millions):

For the years ending December 31:
Remaining 2021	$33.0
2022	65.8
2023	65.8
2024	65.8
2025	65.0
Thereafter	257.2

Total amortization expense	$552.6

The Company estimates annual amortization expense for existing intangible assets subject to amortization is as follows (in millions):

For the years ending:
2021	$65.8
2022	65.8
2023	65.8
2024	65.8
2025	65.0
Thereafter	257.6

Total amortization expense	$585.8